Principal Changes in Scope of Consolidation in the Period and Amendments to Principal Agreements (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Summary of Provisional Purchase Price Allocation
The provisional purchase price allocation led to the recognition of €612 million of goodwill, determined as follows:

(€ million)	Fair value at acquisition date
Other intangible assets	493
Other current and non-current assets and liabilities	(13)
Cash and cash equivalents	118
Deferred taxes, net	(84)
Net assets of Amunix	514
Goodwill	612
Purchase price	1,126